Expense Example	Jun. 26, 2026 USD ($)
Class F Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Class F Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class Y Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Class Y Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 786